Document and Entity Information	Nov. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2025
Entity File Number	1-8641
Entity Registrant Name	Coeur Mining, Inc.
Entity Central Index Key	0000215466
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-0109423
Entity Address, Address Line One	200 South Wacker Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	489-5800
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	CDE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false